8. LOSS PER SHARE - Earnings Per Share (Details) (USD $)	12 Months Ended	15 Months Ended
	Dec. 31, 2012	Mar. 31, 2014
Earnings Per Share, Basic and Diluted [Abstract]
NET LOSS	$ (163,456)	$ (20,752,795)
Net income (loss) per share:
Net income (loss) per share - basic and diluted	$ 0.00	$ (0.06)
Weighted average common shares outstanding - basic and diluted	335,000,000	356,066,667